Revenue Recognition and Contract Balances (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Revenue Recognition and Contract Balances [Abstract]
Schedule of Disaggregation of Revenue

Refer to the table below for the Company’s revenue recognized (in thousands):

	Thirteen Weeks Ended
	March 29, 2026	March 30, 2025
Residential Solar Installation
Revenue recognized over time	$31,537	$36,504
Total Residential Solar Installation	31,537	36,504

New Homes Business
Revenue recognized over time	10,106	15,466
Revenue recognized at a point in time	4,523	26,443
Total New Homes Business	14,629	41,909

Dealer
Revenue recognized at a point in time	26,627	—
Total Dealer	26,627	—
Total revenue	$72,793	$78,413

Total revenue recognized over time	$41,642	$51,970
Total revenue recognized at a point in time	31,151	26,443

All revenue is generated in the U.S. Revenue is disaggregated as follows (in thousands):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Residential Solar Installation
Revenue recognized over time	$160,987	$67,460
Total Residential Solar Installation	160,987	67,460
New Homes Business
Revenue recognized over time	46,686	32,205
Revenue recognized at a point in time	77,909	9,077
Total New Homes Business	124,595	41,282
Dealer
Revenue recognized at a point in time	14,418	—
Total Dealer	14,418	—
Total revenue	$300,000	$108,742

Total revenue recognized over time	$207,673	$99,665
Total revenue recognized at a point in time	92,327	9,077

Schedule of Contract Liabilities

Contract liabilities consist of the following (in thousands):

	As of
	March 29,	December 28,
	2026	2025
Contract liabilities:
Contract liabilities, current	$12,634	$20,336
Contract liabilities, noncurrent	794	794
Total contract liabilities	$13,428	$21,130

Accounts receivable, contract assets and contract liabilities from contracts with customers are as follows (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Trade accounts receivable, net	$67,824	$25,842
Contract assets:
Contract assets, current	$14,122	$26,066
Total contract assets	$14,122	$26,066
Contract liabilities:
Contract liabilities, current	$20,336	$10,003
Contract liabilities, noncurrent	794	918
Total contract liabilities	$21,130	$10,921

Schedule of Changes in Contract Assets and Liabilities

Changes in the balances of contract assets in the fiscal years ended December 28, 2025 and December 29, 2024 were as follows (in thousands):

	Fiscal Year Ended
Contract assets	December 28,	December 29,
	2025	2024
Contract assets, beginning of period	$26,066	$—
Contract assets recognized	12,979	21,451
Reclassifications to accounts receivable	(26,066)	—
Increase due to contract assets acquired in business combination	1,143	4,615
Contract assets, end of period	$14,122	$26,066

Changes in the balances of contract liabilities in the fiscal years ended December 28, 2025 and December 29, 2024 were as follows (in thousands):

	Fiscal Year Ended
Contract liabilities	December 28,	December 29,
	2025	2024
Contract liabilities, beginning of period	$10,921	$3,478
Increases due to billings or cash received in advance	6,750	2,642
Revenue recognized from beginning balance of contract liabilities	(9,889)	(2,560)
Increase due to contract liabilities assumed in a business combination	13,348	7,361
Contract liabilities, end of period	$21,130	$10,921